FAIR VALUE MEASUREMENTS - Investments at NAV (Details) - EBP 100 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 348,685,419	$ 311,278,268
Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	147,383,904	32,690,815
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	29,171,770	32,690,815
Investments measured at net asset value | Collective investment trust
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 29,171,770	$ 32,690,815